Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Oct. 29, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

The valuation and qualifying accounts for fiscal years 2016, 2015 and 2014 are as follows:

	Balance at Beginning of Year	Charge to Costs and Expenses	Utilization of Reserve	Other, Such as Rate Changes or Foreign Currency Changes	Balance at End of Year
Year ended October 31, 2014
Deferred tax valuation allowance	$800	$—	$—	$(4)	$796

Year End October 31, 2015
Deferred tax valuation allowance	796	—	—	1	797

Year End October 29, 2016
Deferred tax valuation allowance	797	(638)	—	(5)	154